Per Share Data (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Earnings Per Unit [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
The following reconciliation is in thousands, except per unit data:

	Six Months Ended June 30,
	2013	2012
Numerator:
Income (loss) from continuing operations attributable to controlling interest	$15,242	$(19,895)
Discontinued operations	345	267
Net income (loss) attributable to controlling interest	$15,587	$(19,628)
Denominator:
Weighted average number of units outstanding — basic	224,436	230,029
Dilutive units	—	—
Weighted average number of units outstanding — diluted	224,436	230,029
Basic and diluted earnings (losses) per unit attributable to controlling interest:
Income (loss) from continuing operations attributable to controlling interest	$0.07	$(0.09)
Discontinued operations	0.00	0.00
Net income (loss) attributable to controlling interest	$0.07	$(0.09)

The following reconciliation is in thousands, except per unit data:

	Year Ended December 31,
	2012	2011	2010
Numerator:
Income (loss) from continuing operations attributable to controlling interest	$(24,976)	$5,143	$(8,083)
Discontinued operations	568	420	189
Net income (loss) attributable to controlling interest	$(24,408)	$5,563	$(7,894)
Denominator:
Weighted average number of units outstanding — basic	224,681	224,056	165,715
Dilutive units	—	—	—
Weighted average number of units outstanding — diluted	224,681	224,056	165,715
Basic and diluted earnings (losses) per unit attributable to controlling interest:
Income (loss) from continuing operations attributable to controlling interest	$(0.11)	$0.02	$(0.05)
Discontinued operations	0.00	0.00	0.00
Net income (loss) attributable to controlling interest	$(0.11)	$0.02	$(0.05)